CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 33-71320) certifies (a) that the forms of prospectus and statement of additional information dated June 1, 2011 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 37 (“Amendment No. 37”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 37 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-000618) on May 26, 2011.

Eaton Vance High Yield Municipal Income Fund
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

EATON VANCE MUNICIPALS TRUST II

By: /s/Maureen A. Gemma Maureen A. Gemma Secretary

Date: June 2, 2011